Average Annual Total Returns - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Consumer Discretionary Portfolio	Apr. 29, 2024
VIP Consumer Discretionary Portfolio - Investor Class | Return Before Taxes
Average Annual Return:
Past 1 year	41.92%
Past 5 years	13.84%
Past 10 years	10.77%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F1505
Average Annual Return:
Past 1 year	40.48%
Past 5 years	16.61%
Past 10 years	12.59%